Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Current tax expense [Abstract]
Total current tax expense	$ 31.0		$ 27.3
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.5	[1]	0.3	[1]
Total income tax expense	31.5	[1]	27.6	[1]
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate (in hundredths)	24.50%		26.50%
Non-U.K. taxes (in hundredths)	(10.20%)		(10.10%)
Effective income tax rate (in hundredths)	14.30%		16.40%
Net deferred tax assets [Abstract]
Deferred mobilization revenue	0.6		1.1
Total deferred tax assets	0.6		1.1
United Kingdom [Member]
Current tax expense [Abstract]
Total current tax expense	0		0
Angola [Member]
Current tax expense [Abstract]
Total current tax expense	3.1		3.9
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.5		0.3
Canada [Member]
Current tax expense [Abstract]
Total current tax expense	0.8		0
China [Member]
Current tax expense [Abstract]
Total current tax expense	10.4		9.6
Nigeria [Member]
Current tax expense [Abstract]
Total current tax expense	12.8		11.8
United States [Member]
Current tax expense [Abstract]
Total current tax expense	0.9		0
Other [Member]
Current tax expense [Abstract]
Total current tax expense	$ 3.0		$ 2.0

[1]	Restated